Provisions	12 Months Ended
Jan. 31, 2021
Text block [abstract]
Provisions
14.	PROVISIONS
The Company’s provisions were as follows, as at:

	January 31, 2021	January 31, 2020
Product-related	$390.0	$519.4
Restructuring (Note 27)	11.2	1.7
Other	27.2	18.4
Total provisions	$428.4	$539.5
Current	353.2	426.7
Non-current	75.2	112.8
Total provisions	$428.4	$539.5
Product-related provisions include provisions for regular warranty coverage on products sold, product liability provisions and provisions related to sales programs offered by the Company to its Customers in order to support the retail activity.
The
non-curr
e
nt
portion of provisions is mainly attributable to product-related provisions. As at January 31, 2021, the Company estimates that cash outflows related to those non-current
provisions could occur from February 1, 2022 to January 31, 2026.
The changes in provisions were as follows:

	Product-related		Restructuring	Other		Total
Balance as at January 31, 2020	$519.4		$1.7	$18.4		$539.5
Expensed during the year	512.2	[a]	37.3	27.3		576.8
Paid during the year	(634.2)		(26.8)	(15.8)		(676.8)
Reversed during the year	(6.1)		—	(4.3)	[b]	(10.4)
Effect of foreign currency exchange rate changes	(3.9)		(1.0)	1.6		(3.3)
Unwinding of discount and effect of changes in discounting estimates	2.6		—	—		2.6
Balance as at January 31, 2021	$390.0		$11.2	$27.2		$428.4
[a]
  Includes $31.9 million related to the wind-down of the Evinrude outboard engines production (see Note 26).
[b]
  Includes a reversal of $4.0 million related to the patent infringement litigation cases with one of the Company’s competitors (Note 27).